Pilgrim Baxter & Associates, Ltd.
                               825 Duportail Road
                         Wayne, Pennsylvania 19087-5525
                              Phone (610) 647-4100


                                                              December 29, 1998



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re: PBHG Advisor Funds, Inc. (File numbers: 333-44193 and 811-08605)


Ladies and Gentlemen:

         On behalf of PBHG Advisor Funds, Inc.(the "Registrant"), attached herewith for filing pursuant to Rule 497 under the Securities and Exchange Act of 1933 is an electronic version of a Supplement dated December 29, 1998 to the Registrant's Prospectus dated July 14, 1998.

         If you have any questions, please do not hesitate to call the undersigned at (610) 578-1207.


                                   Sincerely,

                                                     /s/ Meghan M. Mahon
                                                     -------------------------
                                                     Meghan M. Mahon

Attachment

                            PBHG ADVISOR FUNDS, INC.
                           (the "PBHG Advisor Funds")

                       SUPPLEMENT DATED DECEMBER 29, 1998
                      TO THE PROSPECTUS DATED JULY 14, 1998

This Supplement updates certain information contained in the Prospectus, as supplemented September 8, 1998 and October 20, 1998. You should retain this Supplement, the Prospectus and all other Supplements for future reference.

The following PBHG Advisor Funds are closed to new accounts:

         PBHG Advisor Core Value Fund                PBHG Advisor Blue Chip Growth Fund
         PBHG Advisor Large Cap Concentrated Fund    PBHG Advisor New Opportunities Fund
         PBHG Advisor Cash Reserves Fund

Shareholders are no longer permitted to exchange their shares into the following PBHG Advisor Funds:

         PBHG Advisor Core Value Fund                PBHG Advisor Blue Chip Growth Fund
         PBHG Advisor Large Cap Concentrated Fund    PBHG Advisor New Opportunities Fund
         PBHG Advisor Cash Reserves Fund

Effective December 31, 1998, the following PBHG Advisor Funds will change their names:

                                                              New Name
         PBHG Advisor Defensive Equity Fund          Analytic Defensive Equity Fund
         PBHG Advisor Enhanced Equity Fund           Analytic Enhanced Equity Fund
         PBHG Advisor Master Fixed Income Fund       Analytic Master Fixed Income Fund
         PBHG Advisor Short-Term Government Fund     Analytic Short-Term Government Fund


Effective January 1, 1999, Pilgrim Baxter Analytic Investors, Inc., sub-adviser to the PBHG Advisor Defensive Equity, Enhanced Equity, Master Fixed Income and Short-Term Government Funds, will change its name to Analytic Investors, Inc.